Pension and OPEB Plans (Schedule of Target Asset Allocation Ranges by Asset Category) (Details)	Dec. 31, 2024
International Equities [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	5.00%
International Equities [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	13.00%
International Equities [Member] | Nonrecoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	2.00%
International Equities [Member] | Nonrecoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	8.00%
U.S. equities [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	13.00%
U.S. equities [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	21.00%
U.S. equities [Member] | Nonrecoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	7.00%
U.S. equities [Member] | Nonrecoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	13.00%
Real assets [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	7.00%
Real assets [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	17.00%
Real assets [Member] | Nonrecoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0.00%
Real assets [Member] | Nonrecoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	6.00%
Credit Strategies [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0.00%
Credit Strategies [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	10.00%
Credit Strategies [Member] | Nonrecoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0.00%
Credit Strategies [Member] | Nonrecoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	6.00%
Private Credit [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0.00%
Private Credit [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	10.00%
Private Credit [Member] | Nonrecoverable [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0.00%
Private equity [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0.00%
Private equity [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	10.00%
Private equity [Member] | Nonrecoverable [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0.00%
Hedge Funds [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0.00%
Hedge Funds [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	10.00%
Hedge Funds [Member] | Nonrecoverable [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0.00%
Fixed Income [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	38.00%
Fixed Income [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	48.00%
Fixed Income [Member] | Nonrecoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	77.00%
Fixed Income [Member] | Nonrecoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	85.00%